Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2025
Basis of Presentation and Significant Accounting Policies [Abstract]
Schedule of Translation of Amounts from HKD into USD

Translation of amounts from HKD into USD was made at the following exchange rates:

Balance sheet items, except for equity accounts:
September 30, 2025	HKD7.7836 to $1
September 30, 2024	HKD7.7863 to $1

Statement of operations and cash flow items:
Year Ended September 30, 2025	HKD7.7953 to $1
Year Ended September 30, 2024	HKD7.8130 to $1
Year Ended September 30, 2023	HKD7.8330 to $1

Schedule of Property Plant and Equipment

The Company depreciates property, plant, and equipment using the straight-line method over their estimated useful lives of the assets with no residual value. as follows:

Furniture and fixtures	4 years
Office equipment	4 years
Devices for rental	4 years
Leasehold improvement	2 years